                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                                    811-7972

Exact name of registrant as specified in charter:                      Delaware Group Adviser Funds

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               October 31

Date of reporting period:                                              July 31, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE DIVERSIFIED INCOME FUND

July 31, 2005

                                                                                                        PRINCIPAL           MARKET
                                                                                                        AMOUNT|_|           VALUE
                                                                                                                            (U.S.$)
AGENCY ASSET-BACKED SECURITIES - 0.32%
oFannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                                                  USD                  650,000           $645,789
   Series 2004-T4 A3 4.42% 8/25/24                                                                       795,000            789,003
oFannie Mae Whole Loan Series 2002-W11 AV1 3.63% 11/25/32                                                398,734            398,813
oSLMA Student Loan Trust
   Series 1996-4 A2 4.06% 7/25/09                                                                        137,773            138,549
   Series 1997-2 A2 4.02% 1/25/10                                                                        267,121            267,454
   Series 2004-1 A1 3.69% 1/26/15                                                                        699,491            700,078
                                                                                                                        -----------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $2,955,803)                                                                    2,939,686
                                                                                                                        -----------

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.41%
Fannie Mae
   Series 1992-51 H 5.00% 4/25/07                                                                        218,156            218,978
   Series 1996-46 ZA 7.50% 11/25/26                                                                      243,876            260,732
   Series 2002-90 A2 6.50% 11/25/42                                                                      947,588            976,507
   Series 2003-122 AJ 4.50% 2/25/28                                                                      949,751            942,388
   Series 2004-90 PC 5.00% 3/25/27                                                                       424,000            425,217
Fannie Mae Grantor Trust
   Series 1999-T2 A1 7.50% 1/19/39                                                                        59,823             63,324
   Series 2001-T8 A2 9.50% 7/25/41                                                                       161,832            178,204
   Series 2002-T4 A3 7.50% 12/25/41                                                                      779,369            824,952
   Series 2004-T1 1A2 6.50% 1/25/44                                                                      316,223            326,953
Fannie Mae Whole Loan
   Series 2003-W18 1A5 4.61% 8/25/43                                                                   1,535,000          1,526,564
   Series 2004-W3 A2 3.75% 5/25/34                                                                     1,460,000          1,443,163
   Series 2004-W9 2A1 6.50% 2/25/44                                                                      614,445            635,775
   Series 2004-W11 1A2 6.50% 5/25/44                                                                   1,372,229          1,420,141
Freddie Mac
   Series 1730 Z 7.00% 5/15/24                                                                         1,139,730          1,201,986
   Series 2326 ZQ 6.50% 6/15/31                                                                        1,948,046          2,051,554
   Series 2480 EH 6.00% 11/15/31                                                                         233,963            235,963
   Series 2552 KB 4.25% 6/15/27                                                                        2,154,827          2,150,748
   Series 2889 OE 5.00% 1/15/30                                                                          690,000            684,542
   Series 2890 PC 5.00% 7/15/30                                                                          945,000            939,949
   Series 2902 LC 5.50% 12/15/17                                                                         967,011            980,948
   Series 2936 PC 5.00% 9/15/30                                                                        2,309,000          2,292,140
   Series 2981 NC 5.00% 4/15/31                                                                        1,360,000          1,349,191
Freddie Mac Structured Pass Through Securities
   Series T-56 A2A 2.842% 7/25/36                                                                         96,994             96,543
   Series T-58 1A2 3.108% 5/25/35                                                                        441,429            438,610
   Series T-58 2A 6.50% 9/25/43                                                                          213,146            220,091
GNMA
   Series 2002-62 B 4.763% 1/16/25                                                                        45,000             44,990
   Series 2004-84 A 3.624% 5/16/17                                                                       364,408            355,664
                                                                                                                        -----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $22,454,078)                                                      22,285,817
                                                                                                                        -----------

AGENCY MORTGAGE-BACKED SECURITIES - 14.31%
Fannie Mae
   5.50% 1/1/13                                                                                        2,260,020          2,303,102
   5.73% 12/1/08                                                                                         601,181            620,907
   6.50% 8/1/17                                                                                          852,211            884,169
   6.765% 1/1/07                                                                                         712,646            727,122
oFannie Mae ARM 5.057% 8/1/15                                                                          1,705,000          1,698,954
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                                         548,798            547,255
   5.00% 1/1/34                                                                                            8,809              8,773
   5.00% 8/1/34                                                                                          326,897            325,977
   5.00% 11/1/34                                                                                         525,171            523,037
   5.00% 11/1/34                                                                                         112,654            112,196
   5.00% 4/1/35                                                                                          672,201            669,470
                                                                                                       1,791,382          1,782,985


Fannie Mae S.F. 15 yr
   6.00% 4/1/17                                                                                           31,542             32,607
   6.00% 6/1/17                                                                                            7,800              8,064
Fannie Mae S.F. 15 yr TBA
   4.50% 8/1/20                                                                                        7,270,000          7,151,863
   5.00% 8/1/20                                                                                        9,580,000          9,603,950
   5.50% 8/25/20                                                                                      11,180,000         11,407,094
Fannie Mae S.F. 30 yr
   5.50% 3/1/29                                                                                          725,017            730,001
   5.50% 4/1/29                                                                                          619,334            623,592
   7.50% 3/1/32                                                                                          154,504            164,740
   7.50% 4/1/32                                                                                          196,919            209,964
   7.50% 6/1/34                                                                                          330,569            352,469
   7.50% 10/1/34                                                                                         137,812            146,942
Fannie Mae S.F. 30 yr TBA
   5.00% 8/1/35                                                                                       22,245,000         21,911,325
   5.50% 8/1/35                                                                                       42,065,000         42,288,470
   6.00% 8/1/35                                                                                        8,175,000          8,353,828
   7.00% 8/1/35                                                                                        3,930,000          4,136,325
   7.50% 8/1/35                                                                                        2,005,000          2,137,205
oFreddie Mac ARM 3.734% 4/1/34                                                                           383,445            386,681
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                374,034            372,982
Freddie Mac S.F. 15 yr 4.00% 2/1/14                                                                      136,730            133,526
Freddie Mac S.F. 20 yr
   5.50% 8/1/24                                                                                        2,125,360          2,152,591
   5.50% 9/1/24                                                                                        3,918,096          3,968,296
Freddie Mac S.F. 30 yr
   6.50% 10/1/33                                                                                         114,085            118,042
   7.00% 11/1/33                                                                                         135,115            141,913
Freddie Mac S.F. 30 yr TBA 5.50% 8/1/35                                                                1,275,000          1,282,172
GNMA S.F. 30 yr
   7.50% 2/15/32                                                                                           2,532              2,708
   9.50% 9/15/17                                                                                          10,149             11,230
   10.00% 7/15/17                                                                                          5,292              5,939
GNMA S.F. 30 yr TBA 5.00% 8/1/34                                                                       4,145,000          4,117,798
                                                                                                                        -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $132,625,405)                                                             132,156,264
                                                                                                                        -----------

AGENCY OBLIGATIONS - 3.65%
Fannie Mae
   3.125% 12/15/07                                                                                     1,130,000          1,102,298
   3.25% 8/15/08                                                                                         160,000            155,398
   3.375% 12/15/08                                                                                       520,000            505,262
   5.00% 4/15/15                                                                                         640,000            662,390
   5.25% 8/1/12                                                                                        2,390,000          2,465,474
   ^5.499% 10/9/19                                                                                     7,410,000          3,548,123
   6.625% 11/15/30                                                                                     1,500,000          1,889,282
Federal Home Loan Bank 3.50% 9/15/06                                                                     465,000            461,711
^Financing Corporation Principal Strip
  PRN 1 5.00% 5/11/18                                                                                  9,480,000          5,177,890
  PRN 15 5.24% 3/7/19                                                                                  1,730,000            902,512
  PRN 16 4.565% 4/5/19                                                                                 1,460,000            758,504
  PRN D 4.57% 9/26/19                                                                                 11,440,000          5,796,178
Freddie Mac
   3.75% 8/3/07                                                                                          340,000            336,998
   5.75% 4/15/08                                                                                         150,000            155,775
^Residual Funding Principal Strip 5.062% 10/15/19                                                      7,400,000          3,786,225
^Resolution Funding Corporation Interest Strip
   5.209% 1/15/25                                                                                      8,130,000          3,211,789
   5.24% 10/15/25                                                                                      7,220,000          2,755,838
                                                                                                                        -----------
TOTAL AGENCY OBLIGATIONS (COST $32,834,410)                                                                              33,671,647
                                                                                                                        -----------
COLLATERALIZED BOND OBLIGATIONS - 0.14%

=@#Alliance Capital Funding Series 1 A3 CBO 144A 5.84% 2/15/10                                            66,986             66,986
=@#Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11                                                      226,679            230,072
=@o#Merrill Lynch CBO VII Series 1997-C3A 144A 3.827% 3/23/08                                            252,706            103,614
=@#Putnam CBO II Series 1A A1 144A 6.875% 11/8/09                                                        100,815            103,078
=@o#RHYNO CBO Delaware Series 1997-1 A2 144A 6.33% 9/15/09                                               196,498            199,072
=@South Street CBO Series 1999-1A A1 7.16% 7/1/11                                                         83,175             84,007
=@#Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14                                         500,000            510,081
                                                                                                                        -----------
TOTAL COLLATERALIZED BOND OBLIGATIONS (COST $1,348,011)                                                                   1,296,910
                                                                                                                        -----------


COLLATERALIZED DEBT OBLIGATIONS - 0.08%
=@#Magnetite Asset Investor Series 2003-C1 144A 8.786% 1/31/08                                           750,000            775,846
                                                                                                                        -----------
TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $791,250)                                                                       775,846
                                                                                                                        -----------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.50%
Bank of America Commercial Mortgage
   Series 2004-2 A2 3.52% 11/10/38                                                                       300,000            289,513
   Series 2004-5 A3 4.561% 11/10/41                                                                      445,000            439,378
   Series 2005-1 A3 4.877% 11/10/42                                                                    1,360,000          1,366,461
   oSeries 2005-2 AJ 4.953% 7/10/43                                                                      545,000            541,575
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                     1,355,000          1,364,611
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                                645,000            636,333
GE Capital Commercial Mortgage
   Series 2002-1A A3 6.269% 12/10/35                                                                   1,080,000          1,165,369
   Series 2005-C2 A2 4.706% 5/10/43                                                                    1,450,000          1,448,849
General Motors Acceptance Corporation Commercial Mortgage Securities
   Series 1998-C2 A2 6.42% 5/15/35                                                                       692,466            723,651
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/3/15                                         344,130            366,262
J.P. Morgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                                    2,630,000          2,718,333
   Series 2002-C2 A2 5.05% 12/12/34                                                                    2,510,000          2,546,467
   Series 2003-C1 A2 4.985% 1/12/37                                                                      335,000            338,465
LB-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31                                                                      940,000          1,029,247
   Series 2005-C2 A2 4.821% 4/15/30                                                                      935,000            940,368
Lehman Brothers Commercial Conduit Mortgage Trust Series 1998-C4 A1B 6.21% 10/15/35                    2,725,000          2,847,614
#Meristar Commercial Mortgage Trust Series 1999-C1 C 144A 8.29% 3/3/16                                   900,000            972,623
Merrill Lynch Mortgage Trust
   oSeries 2004-BPC1 A3 4.467% 10/12/41                                                                  410,000            401,612
   #Series 2005-GGP1 E 144A 4.33% 11/15/10                                                               315,000            312,961
   #Series 2005-GGP1 F 144A 4.35% 11/15/10                                                               290,000            287,941
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.882% 8/13/42                                              805,000            809,419
Nomura Asset Securities Series 1998-D6 A1B 6.59% 3/15/30                                                  60,000             62,995
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                             695,000            679,353
Wachovia Bank Commercial Mortgage Trust Series 2005-C18 A2 4.657% 4/15/42                                785,000            781,982
                                                                                                                        -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $23,414,553)                                                           23,071,382
                                                                                                                        -----------

CORPORATE BONDS - 34.90%
Banking - 1.48%
o#Banco Santander 144A 3.72% 12/9/09                                                                     545,000            543,558
oBarclays Bank 6.278% 12/29/49                                                                         3,480,000          3,520,345
Citigroup 5.875% 2/22/33                                                                               1,170,000          1,237,862
Credit Suisse First Boston USA 6.125% 11/15/11                                                           450,000            482,073
HSBC Bank USA 3.875% 9/15/09                                                                           1,200,000          1,167,316
#Kazkommerts International 144A 7.00% 11/3/09                                                            915,000            935,588
#Mizuho Finance Group 144A 5.79% 4/15/14                                                                 750,000            781,919
Popular North America 4.25% 4/1/08                                                                     1,075,000          1,065,672
Popular North America Capital Trust I 6.564% 9/15/34                                                     985,000          1,061,089
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                        765,000            770,252
oRBS Capital Trust I 4.709% 12/29/49                                                                     700,000            675,752
Regions Financial 6.375% 5/15/12                                                                         500,000            544,379
o#Resona Preferred Global Securities 144A 7.191% 12/29/49                                                875,000            895,283
Wilmington Trust 4.875% 4/15/13                                                                           15,000             14,864
                                                                                                                        -----------
                                                                                                                         13,695,952
                                                                                                                        -----------
Basic Industry - 3.21%
Abitibi-Consolidated 6.95% 12/15/06                                                                      900,000            922,500
Barrick Gold 7.50% 5/1/07                                                                                320,000            336,446
Bowater
   9.00% 8/1/09                                                                                        1,040,000          1,128,400
   9.50% 10/15/12                                                                                      1,800,000          2,043,000
Dow Chemical 7.375% 11/1/29                                                                               10,000             12,517
Fort James 7.75% 11/15/23                                                                              2,550,000          2,906,999
#Huntsman International 144A 7.375% 1/1/15                                                             1,325,000          1,351,500
Lubrizol 4.625% 10/1/09                                                                                  250,000            247,935
Lyondell Chemical 9.875% 5/1/07                                                                          184,000            189,980
MDP Acquisitions 9.625% 10/1/12                                                                          950,000            964,250
Nalco 8.875% 11/15/13                                                                                    750,000            821,250
#NewPage 144A 10.00% 5/1/12                                                                              800,000            816,000
Noranda 6.20% 6/15/35                                                                                  3,000,000          3,020,528
Norske Skog 8.625% 6/15/11                                                                             1,625,000          1,690,000

#Novelis 144A 7.25% 2/15/15                                                                            1,100,000          1,130,250
#Port Townsend Paper 144A 12.00% 4/15/11                                                               1,500,000          1,312,500
Potlatch 12.50% 12/1/09                                                                                1,092,000          1,339,260
Rhodia
   8.875% 6/1/11                                                                                         920,000            897,000
   10.25% 6/1/10                                                                                         745,000            806,463
Smurfit Capital Funding 7.50% 11/20/25                                                                 1,040,000            977,600
++Solutia 6.72% 10/15/37                                                                                1,990,000         1,636,775
Stone Container 9.75% 2/1/11                                                                           1,650,000          1,742,813
Tembec Industries 8.625% 6/30/09                                                                       1,930,000          1,645,325
Temple-Inland 5.003% 5/17/07                                                                             975,000            976,652
Witco
   6.875% 2/1/26                                                                                         600,000            597,000
   7.75% 4/1/23                                                                                          150,000            152,250
                                                                                                                        -----------
                                                                                                                         29,665,193
                                                                                                                        -----------
Brokerage - 0.70%
 Amvescap 4.50% 12/15/09                                                                                 885,000            875,778
 E Trade Financial 8.00% 6/15/11                                                                       1,705,000          1,820,087
 Franklin Resources 3.70% 4/15/08                                                                        250,000            244,048
 Goldman Sachs 6.345% 2/15/34                                                                          1,240,000          1,315,602
 LaBranche & Company 11.00% 5/15/12                                                                      945,000          1,053,675
 oMerrill Lynch 4.31% 3/12/07                                                                            775,000            771,125
 Morgan Stanley 4.75% 4/1/14                                                                             360,000            350,533
                                                                                                                        -----------
                                                                                                                          6,430,848
                                                                                                                        -----------
Capital Goods - 1.59%
 Aleris International 9.00% 11/15/14                                                                     895,000            941,988
 Allied Waste North America 9.25% 9/1/12                                                               1,120,000          1,227,800
 ++Anchor Glass 11.00% 2/15/13                                                                          1,015,000           629,300
 Armor Holdings 8.25% 8/15/13                                                                          1,150,000          1,250,625
 Casella Waste Systems 9.75% 2/1/13                                                                    1,215,000          1,318,275
 General Electric 5.00% 2/1/13                                                                         1,270,000          1,287,064
 Geo Subordinate 11.00% 5/15/12                                                                        1,450,000          1,471,749
 #Graham Packaging 144A 9.875% 10/15/14                                                                1,240,000          1,283,400
 Interface 10.375% 2/1/10                                                                              1,180,000          1,315,700
 Intertape Polymer 8.50% 8/1/14                                                                        1,155,000          1,137,860
 Nortek 8.50% 9/1/14                                                                                     450,000            440,438
 Pliant 11.125% 9/1/09                                                                                 1,500,000          1,454,999
 Radnor Holdings
    o10.349% 4/15/09                                                                                     455,000            453,863
    11.00% 3/15/10                                                                                       605,000            408,375
 York International 6.625% 8/15/06                                                                        10,000             10,195
                                                                                                                        -----------
                                                                                                                         14,631,631
                                                                                                                        -----------
Communications - 6.02%
~Adelphia Communications 8.125% 7/15/03                                                                  975,000            843,375
Alaska Communications Systems 9.875% 8/15/11                                                             905,000            990,975
Alltel 4.656% 5/17/07                                                                                    945,000            948,403
American Cellular 10.00% 8/1/11                                                                          595,000            626,238
American Media Operation 10.25% 5/1/09                                                                   525,000            534,188
American Tower 7.125% 10/15/12                                                                           910,000            964,600
BellSouth 4.75% 11/15/12                                                                                 750,000            744,983
Centennial Cellular Operating 10.125% 6/15/13                                                            735,000            831,469
Cenveo 9.625% 3/15/12                                                                                    640,000            694,400
#Charter Communications 144A 5.875% 11/16/09                                                             415,000            299,838
Charter Communications Holdings 10.75% 10/1/09                                                         3,675,000          3,031,874
Cincinnati Bell 8.375% 1/15/14                                                                         1,105,000          1,143,675
#Cincinnati Bell 144A 7.00% 2/15/15                                                                      305,000            305,000
Comcast 5.65% 6/15/35                                                                                  2,410,000          2,359,117
Cox Communications 4.625% 1/15/10                                                                        585,000            575,528
CSC Holdings
   8.125% 7/15/09                                                                                        425,000            439,875
   8.125% 8/15/09                                                                                        500,000            517,500
  10.50% 5/15/16                                                                                       1,025,000          1,119,813
Dex Media East 12.125% 11/15/12                                                                            7,000              8,383
Dex Media West 9.875% 8/15/13                                                                          1,060,000          1,213,700
#Hanarotelecom 144A 7.00% 2/1/12                                                                       1,485,000          1,495,432
s(TM)Inmarsat Finance 10.375% 11/15/12                                                                 1,705,000          1,372,525
Insight Midwest 10.50% 11/1/10                                                                         2,645,000          2,816,924
InterActiveCorp 6.75% 11/15/05                                                                         1,795,000          1,805,888
iPCS 11.50% 5/1/12                                                                                       420,000            478,800
#IWO Escrow 144A

   s(TM)10.75% 1/15/15                                                                                   150,000            108,000
   o7.349% 1/15/12                                                                                       175,000            179,375
oLiberty Media 4.91% 9/17/06                                                                             499,000            502,403
MCI
   6.908% 5/1/07                                                                                         552,000            560,280
   7.688% 5/1/09                                                                                       1,530,000          1,598,850
 Mediacom Capital 9.50% 1/15/13                                                                        1,660,000          1,705,650
 Nextel Communications 5.95% 3/15/14                                                                   2,600,000          2,700,749
 Nextmedia Operating 10.75% 7/1/11                                                                     1,135,000          1,244,244
s(TM)PanAmSat 10.375% 11/1/14                                                                          1,015,000            730,800
o#Qwest 144A 6.671% 6/15/13                                                                              650,000            682,500
Qwest Services 13.50% 12/15/10                                                                         1,535,000          1,772,925
Rogers Cablesystems 11.00% 12/1/15                                                                       735,000            793,800
Rural Cellular
   9.625% 5/15/08                                                                                        900,000            902,250
   9.875% 2/1/10                                                                                         840,000            898,800
SBC Communications
   4.125% 9/15/09                                                                                        145,000            142,060
   6.15% 9/15/34                                                                                         955,000          1,018,620
Sheridan Acquisition Group 10.25% 8/15/11                                                                600,000            630,750
Sprint Capital
   4.78% 8/17/06                                                                                         775,000            777,850
   6.375% 5/1/09                                                                                          10,000             10,568
   7.625% 1/30/11                                                                                          5,000              5,649
   8.75% 3/15/32                                                                                       1,905,000          2,629,551
#Telecom Italia Capital 144A 4.00% 1/15/10                                                               515,000            497,435
Telefonica Europe 7.35% 9/15/05                                                                          210,000            210,825
Telefonos de Mexico 4.50% 11/19/08                                                                     1,180,000          1,165,926
Thomson 5.75% 2/1/08                                                                                     205,000            209,701
Time Warner Entertainment 8.375% 3/15/23                                                                 745,000            935,827
Time Warner Telecommunications 9.75% 7/15/08                                                             425,000            432,438
oUS LEC 11.89% 10/1/09                                                                                   525,000            543,375
US Unwired 10.00% 6/15/12                                                                                665,000            771,400
#Valor Telecommunications 144A 7.75% 2/15/15                                                           1,275,000          1,271,813
Verizon Wireless 5.375% 12/15/06                                                                       2,005,000          2,033,335
XM Satellite Radio
   12.00% 6/15/10                                                                                        955,000          1,092,281
   14.00% 3/15/10                                                                                        600,000            648,000
                                                                                                                        -----------
                                                                                                                         55,570,533
                                                                                                                        -----------
Consumer Cyclical - 4.59%
Accuride 8.50% 2/1/15                                                                                    965,000          1,006,013
Advanced Accessory Systems 10.75% 6/15/11                                                                515,000            430,025
Ameristar Casinos 10.75% 2/15/09                                                                       1,575,000          1,712,813
Boyd Gaming 9.25% 8/1/09                                                                                 605,000            636,006
Caesars Entertainment 7.875% 12/15/05                                                                    105,000            106,575
#Carrols 144A 9.00% 1/15/13                                                                            1,000,000          1,042,500
oCentex 3.46% 8/1/07                                                                                     850,000            850,960
Corrections Corporation of America 7.50% 5/1/11                                                          960,000          1,000,800
CVS 4.00% 9/15/09                                                                                      1,045,000          1,021,876
oDaimlerChrysler NA Holding 3.859% 9/10/07                                                             1,210,000          1,213,186
Dana 5.85% 1/15/15                                                                                     1,210,000          1,095,113
Denny's 10.00% 10/1/12                                                                                   960,000          1,032,000
Ford Motor 7.45% 7/16/31                                                                                 600,000            510,028
Ford Motor Credit
   5.625% 10/1/08                                                                                        175,000            167,375
   5.70% 1/15/10                                                                                         760,000            716,944
   6.625% 6/16/08                                                                                      1,105,000          1,104,598
   7.00% 10/1/13                                                                                       1,015,000            987,600
Gaylord Entertainment 6.75% 11/15/14                                                                     735,000            735,000
General Motors 8.375% 7/15/33                                                                          1,400,000          1,270,500
General Motors Acceptance Corporation
   o4.559% 7/16/07                                                                                     1,435,000          1,403,866
   6.75% 12/1/14                                                                                         405,000            382,106
Johnson Controls 5.00% 11/15/06                                                                          290,000            292,145
Jones Apparel 4.25% 11/15/09                                                                             585,000            564,844
Landry's Restaurant 7.50% 12/15/14                                                                     1,300,000          1,291,875
Limited Brands 6.95% 3/1/33                                                                            1,310,000          1,368,638
Lodgenet Entertainment 9.50% 6/15/13                                                                   1,190,000          1,303,050
Lowe's 7.50% 12/15/05                                                                                    200,000            202,547
Mandalay Resort Group 10.25% 8/1/07                                                                    1,625,000          1,783,438


#Metaldyne 144A 10.00% 11/1/13                                                                           450,000            398,250
MGM MIRAGE 9.75% 6/1/07                                                                                  950,000          1,029,563
O'Charleys 9.00% 11/1/13                                                                               1,120,000          1,218,000
Penn National Gaming 8.875% 3/15/10                                                                    2,415,000          2,587,068
Perkins Family Restaurants 10.125% 12/15/07                                                              485,000            494,094
Royal Caribbean Cruises 7.25% 3/15/18                                                                    790,000            869,000
Time Warner 8.18% 8/15/07                                                                              1,630,000          1,746,419
s(TM)Town Sports International 11.00% 2/1/14                                                             850,000            590,750
True Temper Sports 8.375% 9/15/11                                                                        895,000            836,825
#Uno Restaurant 144A 10.00% 2/15/11                                                                    1,215,000          1,178,550
Visteon 8.25% 8/1/10                                                                                   1,655,000          1,605,350
Warnaco 8.875% 6/15/13                                                                                   730,000            806,650
Warner Music Group 7.375% 4/15/14                                                                      1,660,000          1,722,250
Wendy's International 6.35% 12/15/05                                                                     130,000            130,945
Wheeling Island Gaming 10.125% 12/15/09                                                                1,825,000          1,943,624
                                                                                                                        -----------
                                                                                                                         42,389,759
                                                                                                                        -----------
Consumer Non-Cyclical - 4.17%
Albertson's 8.00% 5/1/31                                                                               4,265,000          5,166,475
Amgen 4.00% 11/18/09                                                                                     280,000            274,416
#Ashtead Holdings 144A 8.625% 8/1/15                                                                     500,000            520,000
#Commonwealth Brands 144A 10.625% 9/1/08                                                               1,550,000          1,646,875
ConAgra 7.125% 10/1/26                                                                                 1,255,000          1,478,244
Constellation 8.125% 1/15/12                                                                             725,000            779,375
Cott Beverages 8.00% 12/15/11                                                                          1,470,000          1,565,550
#FTI Consulting 144A 7.625% 6/15/13                                                                    1,225,000          1,251,031
#Genentech 144A
   4.75% 7/15/15                                                                                       1,850,000          1,839,105
   5.25% 7/15/35                                                                                       1,500,000          1,487,660
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                             1,000,000          1,048,750
HCA 5.50% 12/1/09                                                                                        800,000            798,410
Kraft Foods
   4.125% 11/12/09                                                                                       810,000            793,483
   5.25% 10/1/13                                                                                       1,410,000          1,443,248
#Le-Natures 144A 10.00% 6/15/13                                                                        1,990,000          2,099,450
Medco Health Solutions 7.25% 8/15/13                                                                   1,145,000          1,276,430
MedPartners 7.375% 10/1/06                                                                             1,600,000          1,644,000
#Miller Brewing 144A
   4.25% 8/15/08                                                                                         685,000            676,683
   5.50% 8/15/13                                                                                         500,000            514,531
National Beef Packing 10.50% 8/1/11                                                                    1,050,000          1,123,500
NDCHealth 10.50% 12/1/12                                                                               1,215,000          1,321,313
Pilgrim's Pride 9.625% 9/15/11                                                                         1,285,000          1,407,075
Pinnacle Foods 8.25% 12/1/13                                                                             600,000            549,000
Safeway 6.15% 3/1/06                                                                                     605,000            610,100
Universal 6.50% 2/15/06                                                                                  605,000            612,093
US Oncology 10.75% 8/15/14                                                                             1,470,000          1,646,400
UST 6.625% 7/15/12                                                                                       930,000          1,019,819
Vanguard Health 9.00% 10/1/14                                                                          1,455,000          1,589,588
#Warner Chilcott 144A 8.75% 2/1/15                                                                       890,000            883,325
WellPoint
   3.75% 12/14/07                                                                                        990,000            970,283
   4.25% 12/15/09                                                                                        505,000            496,000
                                                                                                                        -----------
                                                                                                                         38,532,212
                                                                                                                        -----------
Electric - 2.57%
#Allegheny Energy Supply 144A 13.00% 11/15/07                                                             94,677            103,908
Avista
   7.75% 1/1/07                                                                                          290,000            301,741
   9.75% 6/1/08                                                                                          433,000            484,984
Calpine
   7.625% 4/15/06                                                                                        370,000            342,250
   8.25% 8/15/05                                                                                         565,000            566,413
  10.50% 5/15/06                                                                                         325,000            310,375
o#Calpine 144A 9.349% 7/15/07                                                                            854,775            730,833
CMS Energy 9.875% 10/15/07                                                                               750,000            826,875
Detroit Edison 5.05% 10/1/05                                                                              15,000             15,023
Dominion Resources
   5.15% 7/15/15                                                                                       2,105,000          2,098,619
   7.195% 9/15/14                                                                                        330,000            377,575
Duke Capital 5.668% 8/15/14                                                                              615,000            633,391
#Dynegy Holdings 144A 10.125% 7/15/13                                                                  1,280,000          1,465,600
Elwood Energy 8.159% 7/5/26                                                                              910,382          1,034,421


FPL Group Capital 4.086% 2/16/07                                                                         845,000            841,136
Midwest Generation
   8.30% 7/2/09                                                                                        1,160,000          1,235,400
   8.75% 5/1/34                                                                                        1,695,000          1,906,874
++Mirant Americas Generation 7.625% 5/1/06                                                               675,000            781,313
#NRG Energy 144A 8.00% 12/15/13                                                                          962,000          1,034,150
Orion Power Holdings 12.00% 5/1/10                                                                       585,000            704,925
o#Pinnacle West Energy 144A 4.004% 4/1/07                                                                835,000            835,453
#Power Contract Financing 144A 5.20% 2/1/06                                                              149,743            150,467
PSEG Energy Holdings
   7.75% 4/16/07                                                                                         585,000            609,863
   8.625% 2/15/08                                                                                         30,000             32,175
Reliant Energy 9.50% 7/15/13                                                                             600,000            670,500
oSCANA 3.48% 3/1/08                                                                                      655,000            655,857
Southern California Edison
   o3.465% 12/13/07                                                                                      695,000            695,004
   6.00% 1/15/34                                                                                         570,000            621,250
Southern Capital Funding 5.30% 2/1/07                                                                    630,000            639,452
#Tenaska Alabama 144A 7.00% 6/30/21                                                                      400,000            417,000
#Texas Genco 144A 6.875% 12/15/14                                                                        850,000            896,750
TXU Electric Delivery 7.00% 5/1/32                                                                       160,000            189,371
TXU Energy 7.00% 3/15/13                                                                               1,409,000          1,561,218
=++#USGen New England 144A 7.459% 1/2/15                                                                 255,000              1,836
                                                                                                                        -----------
                                                                                                                         23,772,002
                                                                                                                        -----------
Emerging Markets - 0.38%
#Southern Peru 144A 7.50% 7/27/35                                                                      3,505,000          3,480,668
                                                                                                                        -----------
                                                                                                                          3,480,668
                                                                                                                        -----------
Energy - 1.14%
Bluewater Finance 10.25% 2/15/12                                                                         750,000            813,750
#Canadian Oil Sands 144A 4.80% 8/10/09                                                                   290,000            288,314
#Chesapeake Energy 144A 6.625% 1/15/16                                                                   600,000            622,500
@#Geophysique 144A 7.50% 5/15/15                                                                         450,000            472,500
#Hilcorp Energy 144A 10.50% 9/1/10                                                                     1,100,000          1,226,500
Naftogaz Ukrainy 8.125% 9/30/09                                                                        1,000,000          1,051,300
Nexen 5.875% 3/10/35                                                                                     400,000            398,081
Petroleum Geo-Services
   8.00% 11/5/06                                                                                         131,638            134,600
   10.00% 11/5/10                                                                                      1,025,963          1,164,468
oSecunda International 11.599% 9/1/12                                                                    845,000            840,775
Siberian Oil 10.75% 1/15/09                                                                            1,880,000          2,171,401
USX 9.125% 1/15/13                                                                                        95,000            118,493
Valero Energy 6.125% 4/15/07                                                                             135,000            138,106
Weatherford International 4.95% 10/15/13                                                                 255,000            253,878
Whiting Petroleum 7.25% 5/1/13                                                                           770,000            781,550
                                                                                                                        -----------
                                                                                                                         10,476,216
                                                                                                                        -----------
Finance-Other - 0.18%
Berkshire Hathaway
   o3.60% 1/11/08                                                                                        690,000            690,363
   4.125% 1/15/10                                                                                        320,000            313,375
o#Premium Asset Trust Series 2005-2 144A 3.42% 2/2/07                                                    660,000            660,000
                                                                                                                        -----------
                                                                                                                          1,663,738
                                                                                                                        -----------
Finance Companies - 1.58%
America General Finance 4.875% 7/15/12                                                                 2,505,000          2,485,353
#CCM Merger 144A 8.00% 8/1/13                                                                            750,000            767,813
#Digicel Limited 144A 9.25% 9/1/12                                                                       925,000            955,063
General Electric Capital 2.75% 9/25/06                                                                    25,000             24,584
HSBC Finance 5.00% 6/30/15                                                                             2,640,000          2,619,324
International Lease Finance 4.625% 6/2/08                                                                155,000            154,674
#Residential Capital 144A
   6.375% 6/30/10                                                                                      2,655,000          2,700,483
   6.875% 6/30/15                                                                                      4,670,000          4,870,435
                                                                                                                        -----------
                                                                                                                         14,577,729
                                                                                                                        -----------
Industrial - Other - 0.78%
Adesa 7.625% 6/15/12                                                                                   1,310,000          1,342,750
Interline Brands 11.50% 5/15/11                                                                        1,811,000          2,019,265
#Knowledge Learning 144A 7.75% 2/1/15                                                                    955,000            921,575
sMueller Holdings 14.75% 4/15/14                                                                       1,830,000          1,345,050
#Park-Ohio Industries 144A 8.375% 11/15/14                                                               450,000            425,250
Trimas 9.875% 6/15/12                                                                                  1,325,000          1,139,500
                                                                                                                        -----------
                                                                                                                          7,193,390
                                                                                                                        -----------


Insurance - 2.17%
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                           1,585,000          1,669,579
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                          270,000            274,961
   8.625% 5/1/24                                                                                         345,000            419,494
#Liberty Mutual 144A
   5.75% 3/15/14                                                                                         195,000            192,837
   7.00% 3/15/34                                                                                         750,000            769,205
Marsh & McLennan
   o3.71% 7/13/07                                                                                      1,490,000          1,480,398
   5.375% 3/15/07                                                                                      1,165,000          1,173,389
MetLife
   5.00% 6/15/15                                                                                       1,930,000          1,930,668
   5.70% 6/15/35                                                                                       1,980,000          2,010,963
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                          345,000            423,875
#Nippon Life Insurance 144A 4.875% 8/9/10                                                                885,000            880,097
oo#North Front Pass-Through Trust 144A 5.81% 12/15/24                                                  2,070,000          2,107,381
o#Oil Insurance 144A 5.15% 8/15/33                                                                       865,000            862,968
St. Paul Travelers 5.01% 8/16/07                                                                       1,765,000          1,775,984
#TIAA Global Markets 144A 2.75% 1/13/06                                                                  230,000            228,447
oo#Twin Reefs Pass-Through Trust 144A 4.35% 12/31/49                                                   1,300,000          1,295,878
Willis Group
   5.125% 7/15/10                                                                                        465,000            463,360
   5.625% 7/15/15                                                                                      2,080,000          2,065,755
                                                                                                                        -----------
                                                                                                                         20,025,239
                                                                                                                        -----------
Natural Gas - 1.05%
oAtmos Energy 3.974% 10/15/07                                                                            965,000            967,251
El Paso Natural Gas 7.625% 8/1/10                                                                        375,000            396,640
El Paso Production Holding 7.75% 6/1/13                                                                1,370,000          1,460,763
Enterprise Products Operating
   4.00% 10/15/07                                                                                        430,000            423,043
   4.625% 10/15/09                                                                                     1,385,000          1,364,161
#Inergy 144A 6.875% 12/15/14                                                                             525,000            517,125
Sempra Energy
   o3.754% 5/21/08                                                                                       855,000            859,392
   4.621% 5/17/07                                                                                      1,840,000          1,840,173
Tennessee Gas Pipeline 8.375% 6/15/32                                                                    415,000            494,630
Valero Logistics Operations 6.05% 3/15/13                                                              1,310,000          1,365,801
                                                                                                                        -----------
                                                                                                                          9,688,979
                                                                                                                        -----------
Real Estate - 0.37%
#America Real Estate 144A 7.125% 2/15/13                                                                 600,000            612,000
BF Saul REIT 7.50% 3/1/14                                                                                740,000            769,600
Developers Diversified Realty
   4.625% 8/1/10                                                                                         290,000            283,415
   5.25% 4/15/11                                                                                         400,000            402,592
Tanger Properties 9.125% 2/15/08                                                                       1,270,000          1,371,600
                                                                                                                        -----------
                                                                                                                          3,439,207
                                                                                                                        -----------
Technology - 0.73%
#MagnaChip Semiconductor 144A 8.00% 12/15/14                                                             870,000            846,075
Motorola 4.608% 11/16/07                                                                               1,730,000          1,730,470
Sanmina-SCI 10.375% 1/15/10                                                                            1,025,000          1,142,875
#STATS ChipPAC 144A 7.50% 7/19/10                                                                        600,000            604,500
#Sunguard Data 144A
   9.125% 8/15/13                                                                                         50,000             52,188
   10.25% 8/15/15                                                                                        675,000            702,844
#Telcordia Technologies 144A 10.00% 3/15/13                                                            1,725,000          1,681,875
                                                                                                                        -----------
                                                                                                                          6,760,827
                                                                                                                        -----------
Transportation - 2.19%
American Airlines 6.817% 5/23/11                                                                          35,000             33,438
Continental Airlines 6.503% 6/15/11                                                                    1,475,000          1,458,523
oCSX 3.51% 8/3/06                                                                                        580,000            581,348
Deutsche Bahn Finance 1.65% 12/1/14                                                 JPY             1,091,000,00          9,965,721
#Erac USA Finance 144A 7.35% 6/15/08                                                USD                1,370,000          1,462,283
s#H-Lines Finance Holding 144A 11.00% 4/1/13                                                           1,770,000          1,433,700
#Horizon Lines 144A 9.00% 11/1/12                                                                        450,000            484,875
Kansas City Southern Railway 9.50% 10/1/08                                                             1,080,000          1,179,900
OMI 7.625% 12/1/13                                                                                     1,350,000          1,382,063
Seabulk International 9.50% 8/15/13                                                                      415,000            470,506
Stena 9.625% 12/1/12                                                                                   1,125,000          1,244,531
Ultrapetrol 9.00% 11/24/14                                                                               600,000            535,500
                                                                                                                         20,232,388
                                                                                                                        -----------
TOTAL CORPORATE BONDS (COST $321,038,070)                                                                               322,226,511
                                                                                                                        -----------


FOREIGN AGENCIES - 3.48%?

Austria - 0.98%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                         JPY              955,000,000          9,034,498
                                                                                                                        -----------
                                                                                                                          9,034,498
                                                                                                                        -----------
Germany - 1.09%
Rentenbank 1.375% 4/25/13                                                           JPY            1,097,000,000         10,045,889
                                                                                                                        -----------
                                                                                                                         10,045,889
                                                                                                                        -----------
Mexico - 0.15%
#Pemex Project Funding Master Trust 144A
   5.75% 12/15/15                                                                   USD                  725,000            714,488
   6.625% 6/15/35                                                                   USD                  705,000            683,850
                                                                                                                        -----------
                                                                                                                          1,398,338
                                                                                                                        -----------
Russia - 0.29%
Gazprom Oao 9.25% 3/1/13                                                            USD                  810,000            989,901
#Gazprom Oao 144A 9.625% 3/1/13                                                     USD                1,400,000          1,708,000
                                                                                                                        -----------
                                                                                                                          2,697,901
                                                                                                                        -----------
Ukraine - 0.08%
Exim of Ukraine 7.75% 9/23/09                                                       USD                  675,000            706,523
                                                                                                                        -----------
                                                                                                                            706,523
                                                                                                                        -----------
United States - 0.89%
KFW International Finance 1.75% 3/23/10                                             JPY              871,000,000          8,218,526
                                                                                                                        -----------
                                                                                                                          8,218,526
                                                                                                                        -----------
TOTAL FOREIGN AGENCIES (COST $33,328,412)                                                                                32,101,675

REGIONAL AGENCIES - 0.55%?
Australia - 0.55%
Queensland Treasury
   6.00% 6/14/11                                                                    AUD                4,291,000          3,367,361
   6.00% 8/14/13                                                                    AUD                2,125,000          1,681,386
                                                                                                                        -----------
TOTAL REGIONAL AGENCIES (COST $4,966,977)                                                                                 5,048,747
                                                                                                                        -----------

REGIONAL AUTHORITY - 0.81%?
Canada - 0.81%
Ontario Province
   1.875% 1/25/10                                                                   JPY              605,000,000          5,732,184
   5.375% 12/2/12                                                                   CAD                1,942,000          1,735,274
                                                                                                                        -----------
TOTAL REGIONAL AUTHORITY (COST $7,718,019)                                                                                7,467,458
                                                                                                                        -----------

SOVEREIGN AGENCIES - 1.45%?
Canada - 0.37%
Canadian Housing Trust No. 1 3.75% 3/15/10                                          CAD                4,098,000          3,381,951
                                                                                                                        -----------
                                                                                                                          3,381,951
                                                                                                                        -----------
Japan - 1.08%
Development Bank of Japan 1.75% 6/21/10                                             JPY              524,000,000          4,944,396
Japan Finance for Municipal Enterprises 1.35% 11/26/13                              JPY              550,000,000          5,018,786
                                                                                                                        -----------
                                                                                                                          9,963,182
                                                                                                                        -----------
TOTAL SOVEREIGN AGENCIES (COST $13,960,879)                                                                              13,345,133
                                                                                                                        -----------
SOVEREIGN DEBT - 12.10%?
Argentina - 0.35%
Republic of Argentina
   s1.33% 12/31/38                                                                  USD                5,235,000          1,884,600
   o3.01% 8/3/12                                                                    USD                1,495,000          1,388,468
                                                                                                                        -----------
                                                                                                                          3,273,068
                                                                                                                        -----------
Austria - 0.68%
Republic of Austria 5.25% 1/4/11                                                    EUR                4,606,000          6,277,944
                                                                                                                        -----------
                                                                                                                          6,277,944
                                                                                                                        -----------
Belgium - 0.52%
Kingdom of Belgium 5.75% 3/28/08                                                    EUR                3,613,000          4,758,823
                                                                                                                        -----------
                                                                                                                          4,758,823
                                                                                                                        -----------
Brazil - 0.18%
Federal Republic of Brazil 11.00% 8/17/40                                           USD                1,395,000          1,642,264
                                                                                                                        -----------
                                                                                                                          1,642,264
                                                                                                                        -----------
Colombia - 0.28%
Republic of Colombia
   10.00% 1/23/12                                                                   USD                1,420,000          1,637,260
   10.375% 1/28/33                                                                  USD                  800,000            952,000
                                                                                                                        -----------
                                                                                                                          2,589,260
                                                                                                                        -----------

Dominican Republic - 0.13%
Dominican Republic 9.04% 1/23/18                                                    USD                1,151,019          1,217,718
                                                                                                                        -----------
                                                                                                                          1,217,718
                                                                                                                        -----------
El Salvador - 0.31%
Republic of El Salvador 7.65% 6/15/35                                               USD                2,800,000          2,828,000
                                                                                                                        -----------
                                                                                                                          2,828,000
                                                                                                                        -----------
France - 0.74%
France Government O.A.T.
   3.50% 4/25/15                                                                    EUR                2,780,000          3,435,492
   4.00% 4/25/13                                                                    EUR                2,655,000          3,426,101
                                                                                                                        -----------
                                                                                                                          6,861,593
                                                                                                                        -----------
Germany - 2.24%
Deutschland Republic
   4.50% 1/4/13                                                                     EUR                4,828,000          6,430,398
   4.75% 7/4/08                                                                     EUR                4,320,000          5,583,787
   5.00% 7/4/11                                                                     EUR                3,627,000          4,919,471
   6.25% 1/4/24                                                                     EUR                2,312,000          3,788,635
                                                                                                                        -----------
                                                                                                                         20,722,291
                                                                                                                        -----------
Italy - 0.54%
Republic of Italy 0.65% 3/20/09                                                     JPY              548,200,000          4,945,621
                                                                                                                        -----------
                                                                                                                          4,945,621
                                                                                                                        -----------
Malaysia - 0.86%
Malaysian Government
   3.644% 8/25/10                                                                   MYR               15,000,000          4,049,461
   6.45% 7/1/08                                                                     MYR               13,400,000          3,891,709
                                                                                                                        -----------
                                                                                                                          7,941,170
                                                                                                                        -----------
Netherlands - 0.55%
Netherlands Government 5.75% 2/15/07                                                EUR                3,950,000          5,045,983
                                                                                                                        -----------
                                                                                                                          5,045,983
                                                                                                                        -----------
Norway - 0.19%
Kingdom of Norway 6.00% 5/16/11                                                     NOK                9,865,000          1,737,905
                                                                                                                        -----------
                                                                                                                          1,737,905
                                                                                                                        -----------
Peru - 0.24%
Republic of Peru 7.35% 7/21/25                                                      USD                2,175,000          2,171,738
                                                                                                                        -----------
                                                                                                                          2,171,738
                                                                                                                        -----------
Philippines - 0.11%
Republic of Philippines 10.625% 3/16/25                                             USD                  945,000          1,052,494
                                                                                                                        -----------
                                                                                                                          1,052,494
                                                                                                                        -----------
Poland - 1.46%
Poland Government
   6.00% 5/24/09                                                                    PLZ               22,185,000          6,853,441
   6.25% 10/24/15                                                                   PLZ               20,138,000          6,649,181
                                                                                                                        -----------
                                                                                                                         13,502,622
                                                                                                                        -----------
Russia - 0.15%
Russian Ministry of Finance 3.00% 5/14/11                                           USD                1,410,000          1,238,403
o@Russian Paris Club Participation Note 1.925% 8/20/20                              JPY               15,294,202            132,665
                                                                                                                        -----------
                                                                                                                          1,371,068
                                                                                                                        -----------
Sweden - 1.09%
Swedish Government
   4.50% 8/12/15                                                                    SEK               46,315,000          6,706,968
   5.00% 12/1/20                                                                    SEK               21,695,000          3,397,790
                                                                                                                        -----------
                                                                                                                         10,104,758
                                                                                                                        -----------
Turkey - 0.14%
Republic of Turkey 7.00% 6/5/20                                                     USD                1,330,000          1,288,438
                                                                                                                        -----------
                                                                                                                          1,288,438
                                                                                                                        -----------
United Kingdom - 1.10%
U.K. Treasury 4.75% 9/7/15                                                          GBP                5,587,200         10,174,213
                                                                                                                        -----------
                                                                                                                         10,174,213
                                                                                                                        -----------
Venezuela - 0.24%
Venezuela Government
   7.65% 4/21/25                                                                    USD                1,660,000          1,499,159
   9.375% 1/13/34                                                                   USD                  650,000            679,900
                                                                                                                        -----------
                                                                                                                          2,179,059
                                                                                                                        -----------
TOTAL SOVEREIGN DEBT (COST $113,529,971)                                                                                111,686,030
                                                                                                                        -----------

SUPRANATIONAL BANKS - 0.96%
European Investment Bank 4.00% 10/15/37                                             EUR                3,174,000          3,918,421
Inter-American Development Bank 1.90% 7/8/09                                        JPY              524,000,000          4,958,943
                                                                                                                        -----------
TOTAL SUPRANATIONAL BANKS (COST $9,166,056)                                                                               8,877,364
                                                                                                                        -----------

MUNICIPAL BONDS - 0.88%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                          USD                  925,000            995,550
California State
   5.00% 2/1/33                                                                                           75,000             77,881
   5.00% 2/1/33                                                                                           80,000             83,231
California State Economic Recovery Series A 5.25% 7/1/13                                                 255,000            282,935
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                     385,000            408,627
Colorado Department of Transportation Revenue 5.00% 12/15/13 (FGIC)                                      985,000          1,081,540
Forsyth, Montana Pollution Control Revenue (Portland General Project)
   Series A 5.20% 5/1/33                                                                                 150,000            156,630
Golden State, California Tobacco Securitization Corporation Settlement Revenue
    Series A 5.00% 6/1/45                                                                              1,195,000          1,228,030
   ss.Series B 5.50% 6/1/43-13                                                                           250,000            280,763
Illinois State Taxable Pension 5.10% 6/1/33                                                              265,000            266,280
Massachusetts School Building Authority 5.00% 8/15/30 (FSA)                                            1,005,000          1,067,350
New Jersey Economic Development Cigarette Tax 5.75% 6/15/29                                              335,000            359,391
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                               565,000            617,794
New York State Urban Development 5.25% 3/15/34 (FGIC)                                                    445,000            479,336
Oregon State Taxable Pension 5.892% 6/1/27                                                               305,000            340,664
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                                    90,000             93,902
   6.07% 7/1/26                                                                                          280,000            301,095
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $7,895,232)                                                                                   8,120,999
                                                                                                                        -----------

NON-AGENCY ASSET BACKED SECURITIES - 2.46%
#ABSC Net Interest Margin Trust Series 2004-HE1 A 144A 7.00% 1/17/34                                      61,062             60,824
AmeriCredit Automobile Receivables Trust
   Series 2001-C A4 5.01% 7/14/08                                                                        208,857            209,543
   Series 2001-D A4 4.41% 11/12/08                                                                       555,249            556,248
Capital One Multi-Asset Execution Trust Series 2003-C2 C2 4.32% 4/15/09                                   70,000             69,973
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16                              251,547            246,308
Citibank Credit Card Issuance Trust
   Series 2003-A7 A7 4.15% 7/7/17                                                                        345,000            330,165
   Series 2004-A4 A4 3.20% 8/24/09                                                                       300,000            293,122
Countrywide Asset-Backed Certificates
  oSeries 2004-S1 A2 3.872% 3/25/20                                                                      860,000            847,082
   #Series 2004-1 Net Interest Margin 144A 6.00% 5/25/34                                                  37,691             37,801
  oSeries 2004-9 AF2 3.337% 9/25/23                                                                      405,000            400,134
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34                                                            152,154            152,059
MBNA Credit Card Master Note Trust Series 2001-A1 A1 5.75% 10/15/08                                      110,000            111,373
#MBNA Master Credit Card Trust USA Series 2000-D C 144A 8.40% 9/15/09                                    365,000            387,948
oMerrill Lynch Mortgage Investors
   Series 2004-WMC5 A2B2 3.81% 7/25/35                                                                   759,000            761,066
   Series 2005-NC1 A2B 3.68% 10/25/35                                                                    900,000            900,771
   Series 2005-WMC1 A2B 3.68% 9/25/35                                                                  3,421,000          3,425,535
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                                                            64,137             62,128
   Series 2004-1 A 6.005% 8/15/37                                                                        201,895            206,307
Navistar Financial Owner Trust Series 2002-B A4 3.52% 10/15/09                                           276,695            275,432
oNovastar Home Equity Loan Series 2004-4 A2B 3.80% 3/25/35                                             1,590,000          1,595,198
oRenaissance Home Equity Loan Trust
   Series 2004-4 AF2 3.856% 2/25/35                                                                      935,000            923,764
   Series 2005-2 AF2 4.361% 8/25/35                                                                    3,485,000          3,482,821
oResidential Asset Mortgage Products
   Series 2004-RS12 AII2 3.69% 12/25/34                                                                2,025,000          2,027,902
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                                     290,000            288,007
oResidential Funding Mortgage Securities II Series 2005-HI2 A1 3.60% 5/25/35                           1,649,491          1,649,233
#Sail Net Interest Margin Series 2003-10A A 144A 7.50% 10/27/33                                           26,972             27,090
oSaxon Asset Securities Trust Series 2005-1 A2B 3.68% 5/25/35                                          2,200,000          2,201,781
#Sierra Receivables Funding Company Series 2003-2A A1 144A 3.03% 12/15/15                                188,218            183,977
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                                            564,691            527,153
oWFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10                                                508,957            510,128
                                                                                                                        -----------
TOTAL NON-AGENCY ASSET BACKED SECURITIES (COST $22,801,471)                                                              22,750,873
                                                                                                                        -----------

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.90%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                     349,674            355,574
   Series 2004-2 1A1 6.00% 3/25/34                                                                       229,799            233,677
   Series 2004-10 1CB1 6.00% 11/25/34                                                                    871,943            887,892
   Series 2005-3 2A1 5.50% 4/25/20                                                                       737,537            749,522
   Series 2005-5 2CB1 6.00% 6/25/35                                                                    1,804,805          1,833,417
   Series 2005-6 7A1 5.50% 7/25/20                                                                     2,468,689          2,506,877
Bank of America Funding Series 2004-3 2A2 5.00% 9/25/19                                                  546,975            544,753

oBank of America Mortgage Securities
   Series 2003-D 1A2 3.428% 5/25/33                                                                        3,124              3,120
   Series 2003-I 2A4 3.828% 10/25/33                                                                     270,000            268,211
   Series 2004-A 1A1 3.486% 2/25/34                                                                      158,291            157,349
   Series 2004-E 1A1 3.528% 6/25/34                                                                    1,038,101          1,024,579
   Series 2004-G 2A6 4.657% 8/25/34                                                                      605,000            606,969
   Series 2005-A 2A1 4.479% 2/25/35                                                                      995,117            984,480
   Series 2005-B 2A1 4.415% 3/25/35                                                                    1,343,057          1,326,405
   Series 2005-E 2A1 4.995% 6/25/35                                                                    1,552,402          1,549,976
   Series 2005-F 2A3 4.742% 7/25/35                                                                    2,213,364          2,194,343
oCountrywide Alternative Loan Trust Series 2004-J7 1A2 4.673% 8/25/34                                    640,000            639,505
oCountrywide Home Loan Mortgage Pass Through Trust Series 2003-21 A1 4.117% 5/25/33                      311,935            307,827
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                     184,803            190,289
   oSeries 2003-AR22 2A3 4.107% 9/25/33                                                                1,184,346          1,179,569
   Series 2004-1 3A1 7.00% 2/25/34                                                                        16,631             17,078
oDeutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34                                            223,523            223,088
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                       3,779,511          3,856,341
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                                       56,485             59,845
   oSeries 2004-AR5 4A1 5.696% 10/25/34                                                                  410,581            416,699
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                                                                         136,392            144,619
   Series 1999-3 A 8.00% 8/19/29                                                                         276,840            295,813
   Series 2005-RP1 1A3 8.00% 1/25/35                                                                     706,395            757,819
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                     396,647            433,318
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.908% 12/25/33                                 345,000            341,039
MASTR Alternative Loans Trust
   Series 2003-6 3A1 8.00% 9/25/33                                                                       110,627            114,234
   Series 2003-9 1A1 5.50% 12/25/18                                                                      364,330            370,022
   Series 2005-3 7A1 6.00% 4/25/35                                                                     1,025,924          1,041,127
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34                                      989,012          1,058,340
o#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                     2,104,519          2,083,474
oMerrill Lynch Mortgage Investors Series 2005-A5 A9 4.906% 6/25/35                                     2,585,080          2,609,618
Nomura Asset Acceptance
   oSeries 2004-AP2 A2 4.099% 7/25/34                                                                    365,000            364,209
   Series 2005-WF1 2A2 4.786% 3/25/35                                                                  1,755,000          1,738,547
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                                   302,222            305,622
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                     427,607            438,493
   Series 2004-SL4 A3 6.50% 7/25/32                                                                      650,895            666,751
   Series 2005-SL1 A2 6.00% 5/25/32                                                                    1,396,832          1,428,751
oStructured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50%12/25/34                          480,220            485,022
Structured Asset Securities
   oSeries 2002-22H 1A 6.994% 11/25/32                                                                   102,182            104,217
   Series 2004-12H 1A 6.00% 5/25/34                                                                      834,007            844,432
Washington Mutual
   oSeries 2003-AR4 A7 3.95% 5/25/33                                                                      21,535             21,151
   oSeries 2003-AR9 1A7 4.059% 9/25/33                                                                   464,632            458,322
   Series 2004-CB3 1A 6.00% 10/25/34                                                                     847,369            860,172
   Series 2004-CB3 4A 6.00% 10/25/19                                                                     620,722            635,104
   oSeries 2005-AR3 A1 4.656% 3/25/35                                                                  1,529,441          1,516,657
Washington Mutual Alternative Mortgage Pass-Through Certificates
   Series 2005-1 5A2 6.00% 3/25/35                                                                       585,700            591,005
   Series 2005-1 6A2 6.50% 3/25/35                                                                       155,079            157,239
oWells Fargo Mortgage Backed Securities Trust
   Series 2004-DD 2A3 4.535% 1/25/35                                                                     850,000            844,455
   Series 2004-DD 2A6 4.535% 1/25/35                                                                     465,000            456,325
   Series 2004-I 1A1 3.385% 7/25/34                                                                    1,146,629          1,154,867
   Series 2004-T A1 3.455% 9/25/34                                                                       787,550            784,060
                                                                                                                        -----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $45,524,347)                                                  45,222,209
                                                                                                                        -----------

U.S. TREASURY OBLIGATIONS - 11.57%
U.S. Treasury Bonds 5.375% 2/15/31                                                                     1,100,000          1,250,305
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                        661,893            636,038
   1.625% 1/15/15                                                                                      1,374,476          1,344,302
   2.00% 7/15/14                                                                                       2,196,776          2,221,147
   2.375% 1/15/25                                                                                        654,940            691,627
   3.00% 7/15/12                                                                                         448,715            483,735
   3.375% 4/15/32                                                                                        903,581          1,175,292

U.S. Treasury Notes
   3.625% 6/15/10                                                                                      9,200,000          9,000,194
   3.75% 3/31/07                                                                                       7,850,000          7,820,570
   3.75% 5/15/08                                                                                       2,495,000          2,475,509
   *3.875% 5/15/10                                                                                    57,610,000         56,923,635
   3.875% 7/15/10                                                                                        370,000            365,982
   4.125% 5/15/15                                                                                     22,725,000         22,444,505
                                                                                                                        -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $108,331,594)                                                                     106,832,841
                                                                                                                        -----------

CONVERTIBLE BONDS - 0.04%
++Mirant 2.50% 6/15/21                                                                                   375,000            323,438
                                                                                                                        -----------
TOTAL CONVERTIBLE BONDS (COST $281,900)                                                                                     323,438
                                                                                                                        -----------
                                                                                                         NUMBER OF
                                                                                                           SHARES
COMMON STOCK - 0.03%
+Petroleum Geo-Services ADR                                                                                2,385             57,264
+XM Satellite Radio Holdings Class A                                                                       5,702            203,162
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $67,169)                                                                                           260,426
                                                                                                                        -----------

PREFERRED STOCK - 0.07%
Nexen 7.35%                                                                                               11,800            309,632
Alamosa Delaware 7.50%                                                                                       300            355,763
                                                                                                                        -----------
TOTAL PREFERRED STOCK (COST $569,930)                                                                                       665,395
                                                                                                                        -----------

WARRANTS - 0.00%
+#Solutia144A, exercise price $7.59, expiration date 7/15/09                                                 147                  0
TOTAL WARRANTS (COST $12,455)                                                                                                     0
                                                                                                          PRINCIPAL
                                                                                                            AMOUNT
REPURCHASE AGREEMENTS - 10.24%
With BNP Paribas 3.25% 8/1/05 (dated 7/29/05, to be repurchased at $55,541,038, collateralized by $32,237,000 U.S. Treasury Bills due 1/5/06, market value
$31,753,493 and $25,320,000 U.S. Treasury Bills due 1/19/06,
market value $24,902,704)                                                                 USD         55,526,000         55,526,000

With UBS Warburg 3.23% 8/1/05 (dated 7/29/05, to be repurchased at $39,009,497, collateralized by $26,285,000 U.S. Treasury Notes 2.00% due 8/31/05, market value $26,471,933 and $13,448,000 U.S. Treasury Notes 2.50% due 9/30/06, market
value $13,342,391)                                                                                    38,999,000         38,999,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $94,525,000)                                                                           94,525,000
                                                                                                                       ------------

TOTAL MARKET VALUE OF SECURITIES - 107.85%
   (cost $1,000,140,992)                                                                                                995,651,651
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - (7.85%)o                                                  (72,425,810)
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 105,287,976 SHARES OUTSTANDING - 100.00%                                                      $923,225,841
                                                                                                                       ------------

iPrincipal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
MYR - Malaysian Ringgit
NOK - Norwegian Kroner
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 5 in "Notes."
+Non-income producing security for the period ended July 31, 2005. ++Non-income producing security. Security is currently in default.
~Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

*Fully or partially pledged as collateral for financial futures contracts. =Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At July 31, 2005, 9 securities were fair valued which represented 0.22% of the Fund's net assets.
@Illiquid security. See Note 5 in "Notes." At July 31, 2005, 10 securities were deemed illiquid which represented 0.29% of the Fund's net assets.
oVariable rate notes. The interest rate shown is the rate as of July 31, 2005. ^Zero coupon security. The interest rate shown is the yield at the time of purchase.
sStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
sStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at July 31, 2005.
ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
?Securities have been classified by country of origin.
oPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
zOf this amount, $133,072,360 represents payable for securities purchased as of July 31, 2005.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CBO - Collateralized Bond Obligation
FGIC - Insured by the Federal Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GSMPS - Goldman Sachs Reperforming Mortgage Security
MBIA - Insured by the Municipal Bond Insurance Association
O.A.T. - Obligation Assimilable au Tresor (Treasury Obligation)
PRN - Principal only strip
REIT - Real Estate Investment Trust
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at July 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                           UNREALIZED
                                                                   VALUE OF CONTRACT                      APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)                 IN EXCHANGE FOR        AT 7/31/05       SETTLEMENT DATE    (DEPRECIATION)
-----------------------------------------       ----------------   -----------------  ----------------   ---------------
      1,551   Australian Dollars                US $(1,180)            $1,174              8/2/05          $      (6)
    263,943   British Pounds                    US$  (463,880)         463,877              8/2/05                (3)
 (7,142,000)  British Pounds                    US$ 12,635,369     (12,541,061)            8/30/05            94,308
     28,249   European Monetary Units           US$ (34,428)            34,293             8/29/05              (135)
(29,250,400)  European Monetary Units           US$ 35,404,299     (35,508,737)            8/29/05          (104,438)
143,094,680   Japanese Yen                      US$(1,275,240)       1,272,679              8/2/05            (2,561)
                                                                                                            --------
                                                                                                            $(12,835)
                                                                                                            ========

FUTURES CONTRACTS(2)

                                                                                                           UNREALIZED
          CONTRACTS                        NOTIONAL             NOTIONAL                                  APPRECIATION
        TO BUY (SELL)                   COST (PROCEEDS)           VALUE           EXPIRATION DATE        (DEPRECIATION)
 -----------------------------------   ----------------      -------------        ---------------        --------------
(287) U.S. Treasury 2 year notes        $(59,527,603)        $(59,261,016)            9/30/05             $  266,587
(529) U.S. Treasury 5 year notes         (56,829,344)         (56,710,453)            9/30/05                118,891
(521) U.S. Treasury 10 year notes        (58,024,688)         (57,822,859)            9/30/05                201,829
 (19) U.S. Treasury long bond             (2,202,727)          (2,190,938)            9/30/05                 11,789
  41  U.K. Treasury 10 year GILT notes     8,251,191            8,137,916             9/30/05               (113,275)
                                                                                                          ----------
                                                                                                          $  485,821
                                                                                                          ==========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 3 in "Notes to Financial Statements."
(2)See Note 4 in "Notes to Financial Statements."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Adviser Funds - Delaware Diversified Income Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:


Cost of investments                            $1,000,518,424
                                               --------------
Aggregate unrealized appreciation                   7,846,320
Aggregate unrealized depreciation                 (12,713,093)
                                               --------------
Net unrealized depreciation                    $   (4,866,773)
                                               ==============

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $5,886,345 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,755,300 expires in 2008 and $2,131,045 expires in 2009.

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4.  FUTURES CONTRACTS
 The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% of net assets in high-yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, Rule 144A securities represented approximately 9.13% of total net assets. Rule 144A securities comprising 0.27% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Delaware U.S. Growth Fund

July 31, 2005

                                                                                                       NUMBER OF          MARKET
                                                                                                         SHARES            VALUE
COMMON STOCK - 99.46%
Basic Industry/Capital Goods - 3.46%
Praxair                                                                                                  185,000         $9,137,150
                                                                                                                        -----------
                                                                                                                          9,137,150
                                                                                                                        -----------
Business Services - 17.22%
Expeditors International Washington                                                                      147,000          8,092,350
First Data                                                                                               280,000         11,519,200
Moody's                                                                                                  165,000          7,806,150
Paychex                                                                                                  245,000          8,552,950
United Parcel Service Class B                                                                            130,000          9,486,100
                                                                                                                        -----------
                                                                                                                         45,456,750
                                                                                                                        -----------
Consumer Non-Durables - 14.36%
Gillette                                                                                                 171,000          9,177,570
Staples                                                                                                  453,000         10,314,810
Wal-Mart Stores                                                                                          155,000          7,649,250
Walgreen                                                                                                 225,000         10,768,500
                                                                                                                        -----------
                                                                                                                         37,910,130
                                                                                                                        -----------
Consumer Services - 20.13%
+eBay                                                                                                    251,000         10,486,780
International Game Technology                                                                            290,000          7,934,400
+Liberty Global Class A                                                                                  220,000         10,436,800
+MGM MIRAGE                                                                                              165,000          7,499,250
+Weight Watchers International                                                                           145,000          8,238,900
                                                                                                                        -----------
+XM Satellite Radio Holdings Class A                                                                     240,000          8,551,200
                                                                                                                        -----------
                                                                                                                         53,147,330
Financial - 3.31%
Chicago Mercantile Exchange                                                                               29,000          8,730,450
                                                                                                                          8,730,450
Health Care - 18.31%
Allergan                                                                                                 110,000          9,830,700
+Genentech                                                                                               160,000         14,292,800
UnitedHealth Group                                                                                       140,000          7,322,000
+WellPoint                                                                                               104,000          7,356,960
+Zimmer Holdings                                                                                         116,000          9,553,760
                                                                                                                        -----------
                                                                                                                         48,356,220
                                                                                                                        -----------
Technology - 22.67%
+Intuit                                                                                                  175,000          8,400,000
Microsoft                                                                                                400,000         10,244,000
+NAVTEQ                                                                                                  159,000          6,991,230
+Nextel Partners Class A                                                                                 275,000          9,570,000
QUALCOMM                                                                                                 380,000         15,006,200
+SanDisk                                                                                                 285,000          9,638,700
                                                                                                                        -----------
                                                                                                                         59,850,130
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $236,459,559)                                                                                  262,588,160
                                                                                                                        -----------


                                                                                                      PRINCIPAL
                                                                                                        AMOUNT
REPURCHASE AGREEMENTS - 0.80%
With BNP Paribas 3.25% 8/1/05 (dated 7/29/05, to be repurchased at $1,248,338, collateralized by $725,000 U.S. Treasury Bills due 1/5/06, market value $713,845
and $569,000 U.S. Treasury Bills due 1/19/06, market value $559,833)                                  $1,248,000          1,248,000

With UBS Warburg 3.23% 8/1/05 (dated 7/29/05, to be repurchased at $877,236, collateralized by $591,000 U.S. Treasury Notes 2.00% due 8/31/05, market value
$595,111 and $302,000 U.S. Treasury Notes 2.50% due 9/30/06, market value
$299,948)                                                                                                877,000            877,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $2,125,000)                                                                             2,125,000
                                                                                                                       ============


TOTAL MARKET VALUE OF SECURITIES - 100.26%
   (cost $238,584,559)                                                                                                  264,713,160
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.26%)                                                      (679,806)
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 20,611,572 SHARES OUTSTANDING - 100.00%                                                       $264,033,354
                                                                                                                       ============

+ Non-income producing security for the period ended July 31, 2005.


--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Advisor Funds - Delaware U.S. Growth Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Cost of investments                                     $238,877,254
                                                        ------------
Aggregate unrealized appreciation                         26,030,055
Aggregate unrealized depreciation                           (194,149)
                                                        ------------
Net unrealized appreciation                             $ 25,835,906
                                                        ------------

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $77,110,373 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $30,261,322 expires in 2009, $28,063,955 expires in 2010 and $18,785,096 expires in 2011.

3. CREDIT AND MARKET RISK
The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Adviser
         Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: September 29, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Adviser
         Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date: September 29, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP ADVISER FUNDS


JUDE T. DRISCOLL
---------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: September 29, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-----------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: September 29, 2005


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date: September 29, 2005